Financial Instruments - Summary of Movements in Provision for Impairment of Receivables from Financial Services, Trade Receivables and Due from Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance	₺ 4,690	₺ 7,370
Provision for impairment recognized during the year	553	1,105
Transfer		(3,785)
Closing balance	5,243	4,690
Other assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance	627,578	730,811
Provision for impairment recognized during the year	452,506	376,107
Amounts collected	(153,674)	(147,858)
Transfer		3,785
Receivables written off during the year as uncollectible	(300,119)	(346,049)
Disposal of subsidiaries	(49)
Exchange differences	1,138	10,782
Closing balance	627,380	627,578
Other Assets From Financial Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance	163,500	200,273
Provision for impairment recognized during the year	126,246	245,365
Amounts collected	(76,036)	(135,862)
Receivables written off during the year as uncollectible		(147,067)
Exchange differences	(96)	791
Unused amount reversed	(59,066)
Closing balance	₺ 154,548	₺ 163,500